LEASES. (Details Narrative) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Right of assets and operating lease liability	$ 43,753	$ 43,753
Operating lease, weighted average discount rate	6.01%	6.01%
Operating lease costs	$ 2,157	$ 6,490
Selling, General and Administrative Expenses [Member]
Operating lease costs	$ 119	$ 354
Equipment [Member]
Weighted average remaining lease term	2 years 7 months 28 days	2 years 7 months 28 days
Land Related [Member]
Weighted average remaining lease term	13 years 5 months 5 days	13 years 5 months 5 days
Minimum [Member]
Lease term	1 year	1 year
Maximum [Member]
Lease term	57 years	57 years